SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
General and administrative expenses	$ 264	$ 141	$ (219)	$ (1,751)	$ (1,315)
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense related to Promissory note	39
Related Party [Member]
Related Party Transaction [Line Items]
Balances With Related Parties - Promissory note	2,069
Research and Development Expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	20	(22)	(163)	(529)	(459)
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	$ (81)	$ (95)	$ (76)	$ (19)	$ (399)